Total
American Funds Corporate Bond Fund
American Funds Corporate Bond Fund
Investment objective
The fund’s investment objective is to seek to provide maximum total return consistent with capital preservation and prudent risk management.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 37 of the prospectus and on page 80 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds Corporate Bond Fund	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Corporate Bond Fund		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2		Class 529-F-3		Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	[1]	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%		0.36%		0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%	0.50%	0.25%	0.25%	none		none		1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.17%	0.16%	0.19%	0.18%	0.17%	0.07%	0.22%	0.22%	0.16%	0.24%	0.21%	0.19%	[2]	0.13%	[2]	0.14%	0.38%	0.28%	0.21%	0.16%	0.24%	0.13%	0.07%
Total annual fund operating expenses		0.83%	1.52%	0.80%	0.79%	0.53%	0.43%	0.81%	1.58%	1.02%	0.85%	0.82%	0.55%		0.49%		1.50%	1.49%	1.24%	1.07%	0.77%	0.60%	0.49%	0.43%
Expense reimbursement	[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%		0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses after expense reimbursement		0.82%	1.51%	0.79%	0.78%	0.52%	0.42%	0.80%	1.57%	1.01%	0.84%	0.81%	0.54%		0.48%		1.49%	1.48%	1.23%	1.06%	0.76%	0.59%	0.48%	0.42%
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least August 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds Corporate Bond Fund - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 456	$ 254	$ 329	$ 80	$ 53	$ 43	$ 429	$ 260	$ 103	$ 334	$ 83	$ 55	$ 49	$ 152	$ 151	$ 125	$ 108	$ 78	$ 60	$ 49	$ 43
3 years	629	479	498	251	169	137	599	498	324	513	261	175	156	473	470	392	339	245	191	156	137
5 years	817	828	682	438	295	240	783	859	562	709	454	306	273	818	812	680	589	427	334	273	240
10 years	$ 1,361	$ 1,625	$ 1,214	$ 977	$ 664	$ 541	$ 1,316	$ 1,391	$ 1,247	$ 1,272	$ 1,013	$ 688	$ 615	$ 1,790	$ 1,779	$ 1,499	$ 1,305	$ 953	$ 749	$ 615	$ 541

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Corporate Bond Fund - USD ($)	Class C	Class 529-C
1 year	$ 154	$ 160
3 years	479	498
5 years	828	859
10 years	$ 1,625	$ 1,391

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 146% of the average value of its portfolio.

Principal investment strategies

The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in investment-grade corporate debt securities, such as bonds. Normally, at least 80% of the fund’s assets will be invested in corporate debt securities, which may be represented by derivatives. The fund will also normally invest all of its assets in debt instruments, including bonds, mortgage- and other asset-backed securities, cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and certain derivative instruments, with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or in debt instruments that are unrated but determined at the time of purchase to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization.

The fund may invest significantly in debt securities issued by companies domiciled outside the United States, including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Corporate Debt Funds BBB-Rated Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper Corporate Debt Funds A-Rated Average also includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 9.16% (quarter ended June 30, 2020)

Lowest -3.49% (quarter ended June 30, 2013)

The fund's total return for the six months ended June 30, 2021, was -2.14%.

Average annual total returns For the periods ended December 31, 2020 (with maximum sales charge):
Average Annual Returns - American Funds Corporate Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	8.80%	6.33%	4.84%	Dec. 14, 2012
Class C	11.25%		4.95%	Jul. 29, 2016
Class F-1	13.08%		5.78%	Jul. 29, 2016
Class F-2	13.38%		6.00%	Jul. 29, 2016
Class F-3	13.48%		7.67%	Jan. 27, 2017
Class 529-A	9.09%		4.83%	Jul. 29, 2016
Class 529-C	11.19%		4.90%	Jul. 29, 2016
Class 529-E	12.82%		5.50%	Jul. 29, 2016
Class 529-F-1	13.30%		5.94%	Jul. 29, 2016
Class R-1	12.33%		5.20%	Jul. 29, 2016
Class R-2	12.30%		5.08%	Jul. 29, 2016
Class R-2E	12.60%		5.51%	Jul. 29, 2016
Class R-3	12.76%		5.49%	Jul. 29, 2016
Class R-4	13.09%		5.77%	Jul. 29, 2016
Class R-5E	13.30%		6.00%	Jul. 29, 2016
Class R-5	13.43%		6.04%	Jul. 29, 2016
Class R-6	13.48%		6.06%	Jul. 29, 2016
After Taxes on Distributions | Class A	7.02%	4.91%	3.43%
After Taxes on Distributions and Sale of Fund Shares | Class A	5.34%	4.27%	3.09%
Bloomberg Barclays U.S. Corporate Investment Grade Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	9.89%	6.74%	4.80%	Dec. 14, 2012
Lipper Corporate Debt Funds BBB-Rated Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.07%	6.45%	4.56%	Dec. 14, 2012
Lipper Corporate Debt Funds A-Rated Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.65%	5.72%	4.09%	Dec. 14, 2012

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.